Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 4,266	$ 57	₨ 4,256
Non-current portion
Non-current portion of non-current borrowings		1,304	$ 17	22,000
Parent Company [Member]
Current portion
Current portion of non-current borrowings		3,783		1,729
Non-current portion
Non-current portion of non-current borrowings		0		3,454
Swiss subsidiary [Member]
Current portion
Current portion of non-current borrowings	[1]	0		1,383
Non-current portion
Non-current portion of non-current borrowings	[1]	0		15,819
German subsidiary [Member]
Current portion
Current portion of non-current borrowings	[2]	0		1,087
Non-current portion
Non-current portion of non-current borrowings	[2]	0		2,175
Obligations Under Leases [Member]
Current portion
Current lease liabilities		483		57
Non-current portion
Non-current lease liabilities		₨ 1,304		₨ 552

[1]	Swiss subsidiary refers to Dr. Reddy’s Laboratories, SA
[2]	German subsidiary refers to Reddy Holding GmbH